Expense Example (Strategic Income Opportunities Trust, USD $)	12 Months Ended
May 01, 2011
Series I, Strategic Income Opportunities Trust
Expense Example:
Year 1	$ 88
Year 3	274
Year 5	477
Year 10	1,061
Series II, Strategic Income Opportunities Trust
Expense Example:
Year 1	108
Year 3	337
Year 5	585
Year 10	1,294
Series NAV, Strategic Income Opportunities Trust
Expense Example:
Year 1	83
Year 3	259
Year 5	450
Year 10	$ 1,002